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            [LETTERHEAD OF AMERITAS VARIABLE LIFE INSURANCE COMPANY]


May 5, 2000
                                                TRANSMITTED VIA EDGAR ON 5/05/00

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

RE:    AMERITAS VARIABLE LIFE INSURANCE COMPANY (DEPOSITOR)
       AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V (REGISTRANT) FILE NO. 333-95163
       RULE 497(j) CERTIFICATION

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2000, for Ameritas Variable Life Insurance Company Separate Account V ("Separate Account V"), File No. 333-95163, as otherwise required by Rule 497(b) under the Securities Act of 1933, Ameritas Variable Life Insurance Company, on behalf of Separate Account V, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Pre-Effective Amendment No. 1 to Separate Account V's registration statement for File No. 333-95163 on Form S-6 filed with the SEC April 5, 2000; and

       2. The text of Pre-Effective Amendment No. 1 to Separate Account V's registration statement for File No. 333-95163 on Form S-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please contact me at 402-467-7853.

Sincerely,


/s/ Donald R. Stading

Donald R. Stading
Secretary and General Counsel